Note 4 - Labor costs (included in Cost of sales and in Selling, general and administrative expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Note 4. Labor costs (included in Cost of sales and in Selling, general and administrative expenses)
Wages, salaries and social security costs	$ 1,943,825	$ 1,594,200	$ 1,170,562
Severance indemnities	26,470	29,070	28,625
Post-employment benefits - defined contribution plans	15,055	13,256	12,608
Post-employment benefits - defined benefit plans	19,452	16,320	13,353
Employee retention and long-term incentive program	51,564	25,739	25,337
Total employee benefits expense	$ 2,056,366	$ 1,678,585	$ 1,250,485